Commitments, Contingent Liabilities and Other Off-Balance Sheet Risks (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Commitments and contingencies
Allowance for possible losses on commitments and unfunded loans	$ 37	$ 30
Commitments to grant loans
Commitments and contingencies
Financial instruments which represent credit risk	24,966	14,282
Unfunded commitments under lines of credit
Commitments and contingencies
Financial instruments which represent credit risk	39,414	34,657
Standby letters of credit
Commitments and contingencies
Financial instruments which represent credit risk	$ 60	$ 166